Shareholder Report, Average Annual Return (Details)		12 Months Ended		60 Months Ended		68 Months Ended		80 Months Ended	120 Months Ended
		Jun. 30, 2026		Jun. 30, 2026		Jun. 30, 2026		Jun. 30, 2026	Jun. 30, 2026
C000145004
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Average Annual Return, Percent		46.02%		10.77%					12.33%
C000145005
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Discovery Fund
Average Annual Return, Percent		52.56%		11.12%					12.25%
C000144991
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent		17.59%		8.53%					10.31%
C000217047
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Mid-Cap Value Fund
Average Annual Return, Percent		22.85%		9.00%				10.94%
C000144977
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent		31.58%		7.49%					9.65%
C000144978
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small-Cap Value Fund
Average Annual Return, Percent		37.31%		7.81%					9.63%
C000144993
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Integrity Small/Mid-Cap Value Fund
Average Annual Return, Percent		24.56%		8.12%					10.71%
C000144984
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Multi-Cap Fund
Average Annual Return, Percent		23.05%		14.44%					14.35%
C000144985
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Multi-Cap Fund
Average Annual Return, Percent		28.34%		14.76%					14.27%
C000144988
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory S&P 500 Index Fund
Average Annual Return, Percent		18.95%		12.32%					14.63%
C000144972
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Mid-Cap Core Growth Fund
Average Annual Return, Percent		20.29%		7.07%					10.66%
C000144973
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Mid-Cap Core Growth Fund
Average Annual Return, Percent		25.55%		7.40%					10.65%
C000144995
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Fund - Core Equity
Average Annual Return, Percent		25.77%		10.21%					9.78%
C000144999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent		16.58%		6.43%					9.54%
C000145000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Trivalent International Small-Cap Fund
Average Annual Return, Percent		21.77%		6.88%					9.53%
C000002333
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Average Annual Return, Percent		19.38%		13.99%					14.11%
C000002336
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Diversified Stock Fund
Average Annual Return, Percent		24.45%		14.25%					13.95%
C000002344
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Average Annual Return, Percent		0.44%		0.88%					0.98%
C000002345
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Fund for Income
Average Annual Return, Percent		0.92%		0.55%					0.58%
C000002332
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Investment Grade Convertible Fund
Average Annual Return, Percent		6.07%		2.91%					7.37%
C000002334
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Average Annual Return, Percent		11.38%		6.83%					10.43%
C000169232
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Established Value Fund
Average Annual Return, Percent		16.04%		7.21%					10.41%
C000002356
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Victory Sycamore Small Company Opportunity Fund
Average Annual Return, Percent		22.56%		5.83%					10.04%
Without Sales Load [Member] | C000145004
Average Annual Return [Line Items]
Average Annual Return, Percent		54.94%	[1]	12.09%					13.00%
Without Sales Load [Member] | C000145005
Average Annual Return [Line Items]
Average Annual Return, Percent		53.56%	[2]	11.12%					12.25%
Without Sales Load [Member] | C000145007
Average Annual Return [Line Items]
Average Annual Return, Percent		55.19%	[3]	12.29%					13.23%
Without Sales Load [Member] | C000219865
Average Annual Return [Line Items]
Average Annual Return, Percent		55.09%	[4]	12.18%		21.93%	[4]
Without Sales Load [Member] | C000144991
Average Annual Return [Line Items]
Average Annual Return, Percent		24.76%	[5]	9.83%					10.97%
Without Sales Load [Member] | C000217047
Average Annual Return [Line Items]
Average Annual Return, Percent		23.85%	[6]	9.00%				10.94%
Without Sales Load [Member] | C000164741
Average Annual Return [Line Items]
Average Annual Return, Percent		25.27%	[7]	10.27%					11.39%
Without Sales Load [Member] | C000144992
Average Annual Return [Line Items]
Average Annual Return, Percent		25.09%	[8]	10.10%					11.24%
Without Sales Load [Member] | C000219863
Average Annual Return [Line Items]
Average Annual Return, Percent		24.99%	[9]	9.99%		15.94%	[9]
Without Sales Load [Member] | C000144977
Average Annual Return [Line Items]
Average Annual Return, Percent		39.62%	[10]	8.77%					10.30%
Without Sales Load [Member] | C000144978
Average Annual Return [Line Items]
Average Annual Return, Percent		38.31%	[11]	7.81%					9.63%
Without Sales Load [Member] | C000144979
Average Annual Return [Line Items]
Average Annual Return, Percent		39.16%	[12]	8.44%					9.99%
Without Sales Load [Member] | C000144980
Average Annual Return [Line Items]
Average Annual Return, Percent		40.27%	[13]	9.30%					10.87%
Without Sales Load [Member] | C000144981
Average Annual Return [Line Items]
Average Annual Return, Percent		40.14%	[14]	9.19%					10.72%
Without Sales Load [Member] | C000144993
Average Annual Return [Line Items]
Average Annual Return, Percent		32.15%	[15]	9.41%					11.37%
Without Sales Load [Member] | C000155526
Average Annual Return [Line Items]
Average Annual Return, Percent		32.48%	[16]	9.74%					11.71%
Without Sales Load [Member] | C000144994
Average Annual Return [Line Items]
Average Annual Return, Percent		32.49%	[17]	9.68%					11.65%
Without Sales Load [Member] | C000219864
Average Annual Return [Line Items]
Average Annual Return, Percent		32.38%	[18]	9.60%		17.46%	[18]
Without Sales Load [Member] | C000144984
Average Annual Return [Line Items]
Average Annual Return, Percent	[19]	30.55%		15.81%					15.02%
Without Sales Load [Member] | C000144985
Average Annual Return [Line Items]
Average Annual Return, Percent		29.34%	[20]	14.76%					14.27%
Without Sales Load [Member] | C000144987
Average Annual Return [Line Items]
Average Annual Return, Percent	[21]	30.91%		16.15%					15.41%
Without Sales Load [Member] | C000144988
Average Annual Return [Line Items]
Average Annual Return, Percent		21.69%	[22]	12.83%					14.89%
Without Sales Load [Member] | C000144989
Average Annual Return [Line Items]
Average Annual Return, Percent		21.27%	[23]	12.42%					14.44%
Without Sales Load [Member] | C000144990
Average Annual Return [Line Items]
Average Annual Return, Percent		21.85%	[24]	12.93%					15.01% [24]
Without Sales Load [Member] | C000144972
Average Annual Return [Line Items]
Average Annual Return, Percent		27.63%	[25]	8.35%					11.32%
Without Sales Load [Member] | C000144973
Average Annual Return [Line Items]
Average Annual Return, Percent		26.55%	[26]	7.40%					10.65%
Without Sales Load [Member] | C000144975
Average Annual Return [Line Items]
Average Annual Return, Percent		28.11%	[27]	8.75%					11.77%
Without Sales Load [Member] | C000144976
Average Annual Return [Line Items]
Average Annual Return, Percent		28.00%	[28]	8.65%					11.63%
Without Sales Load [Member] | C000144995
Average Annual Return [Line Items]
Average Annual Return, Percent		33.43%	[29]	11.53%					10.44%
Without Sales Load [Member] | C000144997
Average Annual Return [Line Items]
Average Annual Return, Percent		33.84%	[30]	11.92%					10.82%
Without Sales Load [Member] | C000155527
Average Annual Return [Line Items]
Average Annual Return, Percent		34.03%	[31]	11.99%					10.88%
Without Sales Load [Member] | C000144998
Average Annual Return [Line Items]
Average Annual Return, Percent		33.81%	[32]	11.81%					10.72%
Without Sales Load [Member] | C000144999
Average Annual Return [Line Items]
Average Annual Return, Percent		23.70%	[33]	7.70%					10.19%
Without Sales Load [Member] | C000145000
Average Annual Return [Line Items]
Average Annual Return, Percent		22.77%	[34]	6.88%					9.53%
Without Sales Load [Member] | C000145001
Average Annual Return [Line Items]
Average Annual Return, Percent		24.22%	[35]	8.12%					10.63%
Without Sales Load [Member] | C000145002
Average Annual Return [Line Items]
Average Annual Return, Percent		24.16%	[36]	8.04%					10.52%
Without Sales Load [Member] | C000145003
Average Annual Return [Line Items]
Average Annual Return, Percent		24.06%	[37]	7.96%					10.46%
Without Sales Load [Member] | C000002333
Average Annual Return [Line Items]
Average Annual Return, Percent		26.66%	[38]	15.35%	[38]				14.79%
Without Sales Load [Member] | C000002336
Average Annual Return [Line Items]
Average Annual Return, Percent		25.45%	[39]	14.25%					13.95%
Without Sales Load [Member] | C000052113
Average Annual Return [Line Items]
Average Annual Return, Percent	[40]	26.96%		15.62%					15.07%
Without Sales Load [Member] | C000002337
Average Annual Return [Line Items]
Average Annual Return, Percent		26.34%	[41]	15.02%	[41]				14.47%
Without Sales Load [Member] | C000138365
Average Annual Return [Line Items]
Average Annual Return, Percent	[42]	27.06%		15.68%					15.13%
Without Sales Load [Member] | C000111270
Average Annual Return [Line Items]
Average Annual Return, Percent	[43]	26.97%		15.59%					15.03%
Without Sales Load [Member] | C000002344
Average Annual Return [Line Items]
Average Annual Return, Percent		2.79%		1.35%					1.21%
Without Sales Load [Member] | C000002345
Average Annual Return [Line Items]
Average Annual Return, Percent		1.90%		0.55%					0.58%
Without Sales Load [Member] | C000098399
Average Annual Return [Line Items]
Average Annual Return, Percent		3.05%		1.61%					1.49%
Without Sales Load [Member] | C000002346
Average Annual Return [Line Items]
Average Annual Return, Percent		2.78%		1.34%					1.22%
Without Sales Load [Member] | C000155524
Average Annual Return [Line Items]
Average Annual Return, Percent		3.06%		1.62%					1.50%
Without Sales Load [Member] | C000111273
Average Annual Return [Line Items]
Average Annual Return, Percent		2.98%		1.55%					1.42%
Without Sales Load [Member] | C000219862
Average Annual Return [Line Items]
Average Annual Return, Percent		2.94%		1.50%		1.22%
Without Sales Load [Member] | C000002332
Average Annual Return [Line Items]
Average Annual Return, Percent		8.49%		3.38%					7.61%
Without Sales Load [Member] | C000052112
Average Annual Return [Line Items]
Average Annual Return, Percent		8.80%		3.70%					8.02%
Without Sales Load [Member] | C000219861
Average Annual Return [Line Items]
Average Annual Return, Percent		8.70%		3.54%		6.29%
Without Sales Load [Member] | C000002334
Average Annual Return [Line Items]
Average Annual Return, Percent		18.18%	[44]	8.10%					11.09%
Without Sales Load [Member] | C000169232
Average Annual Return [Line Items]
Average Annual Return, Percent		17.04%	[45]	7.21%					10.41%
Without Sales Load [Member] | C000052114
Average Annual Return [Line Items]
Average Annual Return, Percent		18.55%	[46]	8.44%					11.43%
Without Sales Load [Member] | C000002335
Average Annual Return [Line Items]
Average Annual Return, Percent		17.94%	[47]	7.87%					10.86%
Without Sales Load [Member] | C000138366
Average Annual Return [Line Items]
Average Annual Return, Percent		18.59%	[48]	8.48%					11.48%
Without Sales Load [Member] | C000111271
Average Annual Return [Line Items]
Average Annual Return, Percent		18.45%	[49]	8.36%					11.38%
Without Sales Load [Member] | C000002356
Average Annual Return [Line Items]
Average Annual Return, Percent		30.05%	[50]	7.09%					10.69%
Without Sales Load [Member] | C000052116
Average Annual Return [Line Items]
Average Annual Return, Percent		30.48%	[51]	7.46%					11.07%
Without Sales Load [Member] | C000002357
Average Annual Return [Line Items]
Average Annual Return, Percent		29.80%	[52]	6.88%					10.47%
Without Sales Load [Member] | C000164985
Average Annual Return [Line Items]
Average Annual Return, Percent		30.57%	[53]	7.51%					11.11%
Without Sales Load [Member] | C000111275
Average Annual Return [Line Items]
Average Annual Return, Percent		30.38%	[54]	7.39%					10.93%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%		17.25%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%				16.11%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%		17.25%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%		16.57%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		27.66%		8.79%					9.93%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		27.66%		8.79%					9.93%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		27.66%		8.79%					9.93%
MSCI All Country World ex-USA Index (Net Dividends)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI ACWI ex USA Index (Net)
Average Annual Return, Percent		27.66%		8.79%					9.93%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		23.67%		10.98%					12.78%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		23.67%		10.98%					12.78%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		23.67%		10.98%					12.78%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		23.67%		10.98%					12.78%
MSCI All-Country World Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		MSCI All Country World Index
Average Annual Return, Percent		23.67%		10.98%					12.78%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%		(0.03%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%					1.54%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		3.79%		0.08%		(0.03%)
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell 3000 Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.82%		12.31%					15.06%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		63.88%		9.69%					13.35%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		63.88%		9.69%					13.35%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		63.88%		9.69%					13.35%
Russell Microcap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		63.88%		9.69%		19.23%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%				11.44%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%		14.87%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.54%		10.28%					11.28%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.54%		10.28%					11.28%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.54%		10.28%					11.28%
Russell 2500 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		38.54%		10.28%		17.21%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent		22.32%		13.41%					15.51%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		6.03%					13.04%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		6.03%					13.04%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		6.03%					13.04%
Russell MidCap Growth Index
Average Annual Return [Line Items]
Average Annual Return, Percent		6.17%		6.03%					13.04%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		16.94%		4.47%					8.03%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		16.94%		4.47%					8.03%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		16.94%		4.47%					8.03%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		16.94%		4.47%					8.03%
S&P Developed ex-U.S. SmallCap Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P Developed Ex-U.S. SmallCap Index
Average Annual Return, Percent		16.94%		4.47%					8.03%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%					1.62%
Bloomberg Barclays Capital 1-5 Year U.S. Government Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg 1-5 Year U.S. Government Bond Index
Average Annual Return, Percent		2.69%		1.46%		1.23%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		10.97%		6.19%					9.28%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent		24.13%		7.90%					10.56%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		10.97%		6.19%					9.28%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent		24.13%		7.90%					10.56%
ICE BofA ML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Conv 5% Constrained Index
Average Annual Return, Percent		10.97%		6.19%		8.21%
ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofAML Investment Grade U.S. Convertible Index
Average Annual Return, Percent		24.13%		7.90%		9.27%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell MidCap Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		26.62%		9.48%					10.63%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%
Russell 2000 Value Index
Average Annual Return [Line Items]
Average Annual Return, Percent		43.01%		8.23%					10.89%

[1]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[2]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[3]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[4]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[5]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[6]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[7]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[8]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[9]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[10]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[11]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[12]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[13]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[14]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[15]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[16]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[17]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[18]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[19]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[20]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[21]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[22]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[23]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[24]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[25]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[26]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[27]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[28]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[29]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[30]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[31]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[32]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[33]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[34]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[35]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[36]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[37]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[38]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[39]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[40]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[41]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[42]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[43]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[44]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[45]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[46]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[47]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[48]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[49]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[50]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[51]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[52]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[53]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.
[54]	High double-digit returns are attributable, in part, to unusually favorable market conditions and may not be repeated or consistently achieved in the future.